Premises, Equipment And Leases (Summary Of Premises And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Premises, Equipment And Leases [Abstract]
Land	$ 71,376	$ 66,914
Buildings	341,727	338,060
Leasehold improvements	44,407	44,880
Furniture, fixtures, and equipment	221,544	213,289
Premises and equipment, at cost	679,054	663,143
Less accumulated depreciation and amortization	357,801	340,824
Property, Plant and Equipment, Net	$ 321,253	$ 322,319